Common shares (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 04, 2019	Jun. 05, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 16, 2018	Jul. 02, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares			100,000,000
Common stock, value issued			$ 10
Treasury shares (in shares)								(4,244,080)	(4,244,080,000,000)	(4,244,080,000,000)
Treasury shares, value								$ (9)	$ (9)	$ (9)
Cancellation of Predecessor Company common stock (in shares)								(508,763,020)
Cancellation of Predecessor Company common stock								$ (1,017)
Cancellation of Predecessor Company common stock, treasury shares (in shares)								4,244,080
Cancellation of Predecessor Company common stock, treasury shares								$ 9
RSU share issuance (in shares)	234,973		234,973
Ending balance, shares			100,234,973
Common stock, value issued			$ 10
Common shares, issued (in shares)			100,234,973	100,234,973	100,000,000		100,000,000	508,763,020	508,763,020,000,000	508,763,020,000,000
Common stock, value issued			$ 10	$ 10	$ 10		$ 10	$ 1,017	$ 1,017	$ 1,017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance under employee incentive plan (in shares)							11,111,111
Common shares, par value (in dollars per share)				$ 0.10	$ 0.10		$ 0.10	$ 2.00	$ 2.00	$ 2.00
Common shares, authorized (in shares)		138,880,000		138,880,000	111,111,111		111,111,111
Common shares, additional authorized (in shares)		27,768,889
Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance under employee incentive plan (in shares)						11,111,111